Basis of preparation and presentation (Details Textual)	12 Months Ended
Jun. 30, 2020
Basis of preparation and presentation (Textual)
Intangible assets, estimated useful life	5 years
Current income tax	8.00%
Social contribution tax	12.00%
Deferred income tax rate	25.00%
Deferred social contribution tax rate	9.00%